GEOGRAPHIC INFORMATION - Total revenues and Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 220,774	$ 200,287	$ 176,223
Long-lived assets	30,592	34,981	5,118
Americas, principally the U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	103,190	97,453	86,636
Long-lived assets	4,310	4,740	219
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	75,490	72,956	59,193
Long-lived assets	403	424	109
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	36,083	27,233	25,887
Long-lived assets	768	480	70
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	6,011	2,645	4,507
Long-lived assets	$ 25,111	$ 29,337	$ 4,720